Financing Receivables (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing receivables:
Financing receivables used as collateral for non-recourse borrowings	$ 545	$ 642
Financing receivables held for sale	0	0
Financing receivables, current
Financing receivables, net, current	19,020	19,835
Financing receivables, noncurrent
Financing receivables, net, noncurrent	10,013	11,109
Financing receivables
Allowance for credit losses	590	561	$ 365
Net investment in sales-type and direct financing leases
Financing receivables, current
Financing receivables, net, current	3,057	3,781
Financing receivables, noncurrent
Financing receivables, net, noncurrent	4,501	4,449
Financing receivables
Sales-type and direct financing leases, unguaranteed residual value	645	671
Sales-type and direct financing leases, unearned income	536	517
Allowance for credit losses	$ 213	165
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2016	44.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2017	27.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2018	18.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2019	8.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2020 and beyond	3.00%
Net investment in sales-type and direct financing leases | Minimum
Financing receivables
Financing receivable, payment terms	2 years
Net investment in sales-type and direct financing leases | Maximum
Financing receivables
Financing receivable, payment terms	6 years
Commercial financing receivables
Financing receivables, current
Financing receivables, net, current	$ 8,948	8,423
Financing receivables
Allowance for credit losses	$ 19	17
Commercial financing receivables | Minimum
Financing receivables
Financing receivable, payment terms	30 days
Commercial financing receivables | Maximum
Financing receivables
Financing receivable, payment terms	90 days
Client loan and installment payment receivables (loans)
Financing receivables, current
Financing receivables, net, current	$ 7,015	7,631
Financing receivables, noncurrent
Financing receivables, net, noncurrent	5,512	6,660
Financing receivables
Allowance for credit losses	$ 377	$ 396
Client loan and installment payment receivables (loans) | Maximum
Financing receivables
Financing receivable, payment terms	7 years